Share-based compensation	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
Share-based compensation	Share-based compensation
As of June 30, 2026, a total of 3,218,673 PSUs and 586,723 Restricted Share Units ("RSUs") were outstanding (as of December 31, 2025, a total of 2,918,458 PSUs and 504,543 RSUs were outstanding). The changes in the number of share-based awards (PSUs and RSUs) outstanding during the six month period ended June 30, 2026, is as follows:

PSU/ RSU movements[3]	PSU / RSU (numbers)

Balance outstanding at January 1, 2026	3,423,001

Granted	1,895,303
(Performance adjustment)[1]	(395,261)
(Forfeited)[2]	(123,951)
(Expired)	—
(Exercised grants), vested PSU / RSU	(993,696)

Balance outstanding at June 30, 2026	3,805,396
[1]Performance adjustments indicate additional grants or forfeitures due to non-market performance conditions (under) over-achieved
[2]Forfeited due to service conditions not fulfilled
[3] All outstanding PSU / RSU have an exercise price of CHF 0.10.

The share-based compensation costs recognized during the six months ended June 30, 2026, amounted to TCHF 1,843 (TCHF 2,370 for the six months ended June 30, 2025). For the three months ended June 30, 2026, the share-based compensation costs amounted to TCHF 907 (TCHF 1,228 for the three months ended June 30, 2025).